Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances at Dec. 31, 2023		$ (366)	$ 467,731	$ (409,574)	$ (1)	$ 57,805
Balances (in shares) at Dec. 31, 2023		(507,020)
Release of common stock for vested restricted stock units (in shares)		0
Release of common stock for vested restricted stock units		$ 0	0	0	0	0
Repurchase of common stock to satisfy tax withholding (in shares)		(203,043)
Repurchase of common stock to satisfy tax withholding		$ (214)	0	0	0	(214)
Stock-based compensation		0	11,501		0	11,501
Unrealized loss on available-for-sale investments		0	0	0	5	5
Net income (loss)		$ 0	0	(66,948)	0	$ (66,948)
Issuance of common stock upon exercise of stock options (in shares)		0				38,030
Issuance of common stock upon exercise of stock options		$ 0	30	0	0	$ 30
Balances (in shares) at Dec. 31, 2024	228,203,822
Balances at Dec. 31, 2024	$ 23	$ (350)	535,770	(476,522)	4	$ 58,925
Balances (in shares) at Dec. 31, 2024		(429,547)				429,547
Release of common stock for vested restricted stock units (in shares)	718,282	0
Release of common stock for vested restricted stock units	$ 0	$ 0	0	0	0	$ 0
Repurchase of common stock to satisfy tax withholding (in shares)	0	(273,229)
Repurchase of common stock to satisfy tax withholding	$ 0	$ (167)	0	0	0	(167)
Stock-based compensation	0	0	2,459		0	2,459
Unrealized loss on available-for-sale investments	0	0	0	0	(11)	(11)
Net income (loss)	$ 0	$ 0	0	(15,591)	0	$ (15,591)
Issuance of common stock upon exercise of stock options (in shares)	3,625	0				3,625
Issuance of common stock upon exercise of stock options	$ 0	$ 0	3	0	0	$ 3
Balances (in shares) at Mar. 31, 2025	228,925,729
Balances at Mar. 31, 2025	$ 23	$ (517)	538,232	(492,113)	(7)	45,618
Balances (in shares) at Mar. 31, 2025		(702,776)
Balances (in shares) at Dec. 31, 2024	228,203,822
Balances at Dec. 31, 2024	$ 23	$ (350)	535,770	(476,522)	4	$ 58,925
Balances (in shares) at Dec. 31, 2024		(429,547)				429,547
Release of common stock for vested restricted stock units (in shares)		0
Release of common stock for vested restricted stock units		$ 0	0	0	0	$ 0
Repurchase of common stock to satisfy tax withholding (in shares)		(357,988)
Repurchase of common stock to satisfy tax withholding		$ (199)	0	0	0	(199)
Stock-based compensation		0	8,314		0	8,314
Unrealized loss on available-for-sale investments		0	0	0	(7)	(7)
Net income (loss)		$ 0	0	16,327	0	$ 16,327
Issuance of common stock upon exercise of stock options (in shares)		0				3,625
Issuance of common stock upon exercise of stock options		$ 0	3	0	0	$ 3
Balances (in shares) at Dec. 31, 2025	240,742,681
Balances at Dec. 31, 2025	$ 24	$ (159)	548,131	(460,195)	(3)	$ 87,798
Balances (in shares) at Dec. 31, 2025		(248,087)				248,087
Release of common stock for vested restricted stock units (in shares)	1,426,449	0
Release of common stock for vested restricted stock units	$ 0	$ 0	0	0	0	$ 0
Repurchase of common stock to satisfy tax withholding (in shares)	0	(506,990)
Repurchase of common stock to satisfy tax withholding	$ 0	$ (338)	0	0	0	(338)
Stock-based compensation	0	0	1,482		0	1,482
Unrealized loss on available-for-sale investments	0	0	0	0	(4)	(4)
Net income (loss)	$ 0	0	0	5,179	0	$ 5,179
Issuance of common stock upon exercise of stock options (in shares)						(0)
Balances (in shares) at Mar. 31, 2026	242,169,130
Balances at Mar. 31, 2026	$ 24	$ (497)	$ 549,613	$ (455,016)	$ (7)	$ 94,117
Balances (in shares) at Mar. 31, 2026		(755,077)				755,077